As filed with the Securities and Exchange Commission on August 31, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31, 2023

Date of reporting period: January 1, 2023– June 30, 2023

ITEM 1. REPORT TO STOCKHOLDERS.

SAFEGUARD CORE ONE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2023

See Notes to Consolidated Financial Statements.
At June 30, 2023, the Fund held the following exchange traded futures contract:
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Shares Security Description Value
Commodity Pool - 19.5%
N/A Galaxy Hedge Equity Pegasus Fund LLC
(a)
(Cost $2,050,000) $ 1,827,594
Shares Security Description Value
Money Market Fund - 61.1%
5,735,944 First American Government Obligations Fund, Class X, 5.01%
(b)
(Cost $5,735,944) 5,735,944
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Purchased Options - 1.3%
Put Options Purchased - 1.3%
2 S&P 500 E-Mini Future  $ 4,100.00 12/23  $ 453,675 6,025
21 S&P 500 E-Mini Future 3,950.00 12/23 4,763,588 47,250
10 S&P 500 E-Mini Future 3,900.00 12/23 2,268,375 20,375
11 S&P 500 E-Mini Future 3,800.00 12/23 2,495,212 18,700
6 S&P 500 E-Mini Future 4,100.00 03/24 1,376,250 27,450
Total Put Options Purchased (Premiums Paid $640,626) 119,800
Total Purchased Options (Premiums Paid $640,626) 119,800
Investments, at value - 81.9% (Cost $8,426,570) $ 7,683,338
Other Assets & Liabilities, Net - 18.1% 1,703,284
Net Assets - 100.0% $ 9,386,622
(a) Non-income producing security.
(b) Investment valued using net asset value per share as practical expedient. In order to achieve its investment objective, the SafeGuard Core
One Fund (“Fund”) invests up to 25% of its total assets (measured at the time of purchase) in a wholly owned and controlled subsidiary, SG
Core One CFC, Ltd. (the “Subsidiary”), which is organized under the laws of the Cayman Islands. The Subsidiary serves as an investment vehicle in order to enter into certain investments for the Fund, consistent with the Fund’s investment objectives and policies specified in the
Prospectus and Statement of Additional Information. The Subsidiary invests 100% of its assets into the Galaxy Hedge Equity Pegasus Fund
LLC (“Galaxy”). At June 30, 2023, investments in Galaxy represented 19.5% of the total net assets of the Fund. Galaxy has no unfunded commitments or redemption lock-up period. The consolidated schedule of investments of the Fund includes the investment activity of the
Subsidiary. Any intercompany accounts and transactions have been eliminated in consolidation, as applicable. Because the Fund may invest a substantial portion of its assets in the Subsidiary, the Fund may be considered to be investing indirectly in some of those investments through the Subsidiary. For that reason, references to the Fund may also encompass the Subsidiary. The Subsidiary is subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund when viewed on a consolidated basis. The
Fund is a “commodity pool” under the U.S. Commodity Exchange Act and SafeGuard Asset Management, LLC (the “Adviser”) is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC- mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and Subsidiary under the CFTC and the U.S. Securities and
Exchange Commission (the “SEC”) harmonized regulations. Galaxy’s investment objective is to generate diversified investment returns that are uncorrelated with the equity and debt markets. Galaxy, through the use of sub-managers, invests in a variety of commodity-based sub-
strategies. The sub-strategies in which Galaxy invests employs a combination of futures, forwards, options, spot contracts or swaps, each of which may be tied to stock indices, precious metals, industrial metals, energy resources, currencies, interest rates, or agricultural products.
(c) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Appreciation
50 S&P 500 E-mini Future 09/15/23 $ 10,873,625 $ 11,220,625 $ 347,000

SAFEGUARD CORE ONE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2023

See Notes to Consolidated Financial Statements.
Level 1 Level 2 Level 3
Practical
Expedient* Total
Investments at Value
Publically Traded Partnership $ – $ – $ – $ 1,827,594 $ 1,827,594
Money Market Fund – 5,735,944 – – 5,735,944
Purchased Options – 119,800 – – 119,800
Investments at Value $ – $ 5,855,744 $ – $ 1,827,594 $ 7,683,338
Other Financial Instruments**
Futures $ 347,000 $ – $ – $ – $ 347,000
* As a practical expedient, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been categorized in the fair value hierarchy. The fair value amount presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments .
** Other Financial Instruments are derivatives not reflected in the Consolidated Schedule of Investments , such as futures, which are valued at the unrealized appreciation (depreciation) at period end.
PORTFOLIO HOLDINGS
% of Total Net Assets
Commodity Pool 19.5%
Money Market Fund 61.1%
Purchased Options 1.3%
Futures 5.8%
Other Assets & Liabilities, Net 12.3%
100.0%

SAFEGUARD CORE ONE FUND
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
June 30, 2023

See Notes to Consolidated Financial Statements.
ASSETS
Investments, at value (Cost $8,426,570) $ 7,683,338
Deposits with broker for futures contracts 1,693,447
Receivables:
Dividends 23,071
Prepaid expenses 91,227
Total Assets
9,491,083
LIABILITIES
Accrued Liabilities:
Investment Adviser fees 84,661
Fund services fees 1,051
Other expenses 18,749
Total Liabilities
104,461
NET ASSETS
$ 9,386,622
COMPONENTS OF NET ASSETS
Paid-in capital $ 8,979,492
Distributable Earnings 407,130
NET ASSETS
$ 9,386,622
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares 900,108
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Shares (based on net assets of $9,386,622) $ 10.43

SAFEGUARD CORE ONE FUND
CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2023

See Notes to Consolidated Financial Statements.
INVESTMENT INCOME
Dividend income $ 115,743
Total Investment Income
115,743
EXPENSES
Investment Adviser fees 39,564
Fund services fees 46,175
Custodian fees 5,602
Registration fees 11,512
Professional fees 16,673
Trustees' fees and expenses 2,195
Offering costs 55,998
Other expenses 23,639
Total Expenses 201,358
Fees waived and expenses reimbursed
(151,904)
Net Expenses
49,454
NET INVESTMENT INCOME
66,289
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
Futures
737,073
Net realized gain
737,073
Net change in unrealized appreciation (depreciation) on:
Investments
(743,232)
Futures
347,000
Net change in unrealized appreciation (depreciation)
(396,232)
NET REALIZED AND UNREALIZED GAIN
340,841
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 407,130

SAFEGUARD CORE ONE FUND
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

See Notes to Consolidated Financial Statements.
For the Six
Months
Ended
June 30, 2023
OPERATIONS
Net investment income $ 66,289
Net realized gain 737,073
Net change in unrealized appreciation (depreciation) (396,232)
Increase in Net Assets Resulting from Operations
407,130
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 8,987,859
Redemption of shares:
Institutional Shares
(8,367)
Increase in Net Assets from Capital Share Transactions
8,979,492
Increase in Net Assets
9,386,622
NET ASSETS
Beginning of Period
–
End of Period
$ 9,386,622
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 900,940
Redemption of shares:
Institutional Shares
(832)
Increase in Shares
900,108

SAFEGUARD CORE ONE FUND
FINANCIAL HIGHLIGHTS

See Notes to Consolidated Financial Statements.
For the Six
Months Ended
June 30, 2023
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period
$ 10.00
INVESTMENT OPERATIONS
Net investment income (a) 0.08
Net realized and unrealized gain
0.35
Total from Investment Operations
0.43
NET ASSET VALUE, End of Period
$ 10.43
TOTAL RETURN
4.30%
(b)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 9,387
Ratios to Average Net Assets:
Net investment income 1.68%
(c)
Net expenses 1.25%
(c)
Gross expenses 5.09%
(c)(d)
PORTFOLIO TURNOVER RATE –%
(b)
(a) Calculated based on average shares outstanding during each period.
(b) Not annualized.
(c) Annualized.
(d) Reflects the expense ratio excluding any waivers and/or reimbursements.

SAFEGUARD CORE ONE FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2023

Note 1. Organization
The SafeGuard Core One Fund (the “Fund”) is a non-diversified portfolio of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment
Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares:
Institutional Class and Investor Class. Institutional Class and Investor Class commenced operations on January 1,
2023. As of June 30, 2023 the Investor Shares had no shares outstanding. The Fund’s investment objective is capital appreciation in both rising and falling markets, while minimizing downside volatility.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting
Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These
financial statements are prepared in accordance with accounting principles generally accepted in the United States of
America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Futures contracts are valued at the day’s settlement price on the exchange where the contract is traded. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price will be valued at the mean of the closing bid and ask price. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Interests in commodity pools will generally be subject to fair valuation. Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the Adviser, as defined in Note 3, as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. As permitted by GAAP, as a practical expedient, the Adviser may measure the fair value of its investments in commodity pools on the basis of the net asset value per share of such investments (or the equivalent) if the net asset value per share of such investments
(or the equivalent) is calculated in a manner consistent with the measurement principles of applicable authoritative guidance as of the Fund’s reporting date. The fair value of the Fund’s investments in commodity pools is based on the information provided by such commodity pools' management, which reflects the Fund’s share of the fair value of the net assets of such commodity pools (i.e., the practical expedient is used). If the Adviser determines, based on its own due diligence and investment valuation procedures, that alternative valuation techniques are more appropriate for any of the Fund’s investments in investment companies, such investments may be fair valued by the Adviser using other

SAFEGUARD CORE ONE FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2023

suitable sources. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of June 30, 2023, for the Fund’s investments is included at the end of the
Fund’s Consolidated Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Futures Contracts – A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S.
Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.
Notional amounts of each individual futures contract outstanding as of June 30, 2023, for the Fund, are disclosed in the Consolidated Schedule of Investments.
Purchased Options – When a fund purchases an option, an amount equal to the premium paid by the fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

SAFEGUARD CORE ONE FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2023

The values of each individual purchased option outstanding as of June 30, 2023, are disclosed in the Fund’s
Consolidated Schedule of Investments.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually.
Any net capital gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under
Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest penalties. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of June 30, 2023, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contracts. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated;
however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Note 3. Fees and Expenses
Investment Adviser – SafeGuard Asset Management, LLC (the “Adviser”) is the investment Adviser to the Fund.
Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 1.00% of the Fund’s average daily net assets during the first 12 months of the Fund’s operations and, thereafter, (ii) a base fee of 1.50% that is adjusted upward or downward depending upon the performance of the
Fund's Institutional Shares relative to the S&P 500 Index over a rolling 12-month period. The base fee of 1.50%, once effective, represents the management fee in the event that the total return performance of the Fund's Institutional
Shares equals the total return performance of the S&P 500 Index plus 7.50%. Depending on the performance of the Fund's Institutional Shares relative to the performance of the S&P 500 Index over a rolling 12-month period, the
Fund's annual management fee, after the first 12 months of the Fund’s operations, may increase or decrease by a maximum of 1.50% and, accordingly will range from a minimum of 0.00% (in the event that the performance of the
Fund's Institutional Shares is equal to or lower than the performance of the S&P 500 Index) to a maximum of 3.00%
(in the event that the performance of the Fund's Institutional Shares exceeds the performance of the S&P 500 Index by 15% or more).
Distribution – Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (dba ACA
Group) (the “Distributor”) acts as the agent of the Trust in connection with the continuous offering of shares of the
Fund. The Fund has adopted a Distribution Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 of the
Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to
0.25% of the average daily net assets of Investor Shares. The Distributor is not affiliated with the Adviser or Atlantic

SAFEGUARD CORE ONE FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2023

Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”)
or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services.
Pursuant to an Apex Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a
Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering
Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee receives an annual fee of $25,000 ($32,500 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings.
The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursement and Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding the management fee, all taxes, interest, portfolio transaction expenses, class-specific distribution and service (Rule 12b-1) fees, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.25% through January 1, 2024. Other Fund service providers have voluntarily agreed to waive a portion of their fees. During the period ended June 30, 2023 , fees waived and expenses reimbursed were as follows:
The Fund may repay the Adviser for fees waived (other than advisory fees waived and expenses reimbursed by the Adviser pursuant to the expense cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the total annual fund operating expenses after fee waiver and/or expense reimbursement of the Fund to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of June 30, 2023, $140,106 is subject to recapture by the Adviser. Other waivers are not eligible for recoupment.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the period ended June 30, 2023 were $2,050,00 and $0, respectively.
Note 6. Summary of Derivative Activity
The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. Premiums received on purchased options and notional value of activity for futures contracts for the period ended June 30, 2023, for any derivative type during the period is as follows:
Following is a summary of the effect of derivatives on the Consolidated Statement of Assets and Liabilities as of June
30, 2023.
Investment Adviser
Fees Waived
Investment
Adviser Expenses
Reimbursed Other Waivers
Total Fees Waived
and Expenses
Reimbursed
$ 39,564 $ 100,542 $ 11,798 $ 151,904
Futures Contracts $ 29,383,278
Purchased Options 640,625

SAFEGUARD CORE ONE FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2023

Realized and unrealized gains and losses on derivatives contracts for the period ended June 30, 2023, are recorded by the Fund in the following locations on the Consolidated Statement of Operations:
Asset (Liability) amounts shown in the table below represent amounts for derivative related investments at June 30,
2023. These amounts may be collateralized by cash or financial instruments.
Note 7. Federal Income Tax
As of June 30, 2023, the cost for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized depreciation consists of:
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required.
Location:
Equity
Contracts
Asset derivatives:
Investments, at value – purchased options $ 119,800
Unrealized appreciation on futures* 347,000
Total asset derivatives: $ 466,800
*
Balance is included in the deposits with broker for futures on the Consolidated Statement of Assets and
Liabilities.
Location:
Equity
Contracts
Net realized gain (loss) on:
Futures $ 737,073
Total net realized gain (loss) $ 737,073
Net change in unrealized appreciation (depreciation) on:
Investments $ (743,232)
Futures 347,000
Total net change in unrealized appreciation (depreciation) $ (396,232)
Gross Asset (Liability)
as Presented in
the Consolidated
Statement of Assets
and Liabilities
Financial
Instruments
(Received)
Pledged*
Cash Collateral
(Received)
Pledged* Net Amount
Assets:
Over-the-counter derivatives** $ 119,800 $ – $ – $ 119,800
Unrealized appreciation on futures*** 347,000 – – 347,000
* The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Consolidated Statement of Assets and
Liabilities.
** Over-the-counter derivatives may consist of options. The amounts disclosed above represent the exposure to one or more counterparties.
For further detail on individual derivative contracts and the corresponding unrealized appreciation (depreciation), see the Consolidated
Schedule of Investments.
*** Balance is included in the deposits with broker for futures on the Consolidated Statement of Assets and Liabilities.
Gross Unrealized Appreciation $ 0
Gross Unrealized Depreciation (743,232)
Net Unrealized Depreciation $ (743,232)

SAFEGUARD CORE ONE FUND
ADDITIONAL INFORMATION
June 30, 2023

Investment Advisory Agreement Approval
At the June 10, 2022 Board meeting (“June meeting”), the Board, including the Independent Trustees, met and considered the approval of the investment advisory agreement between the Adviser and the Trust, as it pertains to the Fund (the “Advisory Agreement”).
In addition, the Board considered the approval of an investment advisory agreement between the Adviser and the
Fund’s wholly owned subsidiary, SG Core One CFC Ltd (the “Subsidiary Agreement,” and, together with the Advisory
Agreement, the “New Agreements”). In that respect, the Board recognized that, although SG Core One CFC Ltd. (the
“Subsidiary”) is not a registered investment company under the 1940 Act, and although the Subsidiary has its own board of directors that is responsible for overseeing the operations of the Subsidiary, the Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary.
In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf concerning the Adviser’s personnel, operations, financial condition, projected performance, and the services to be provided by the Adviser to the Fund. During its deliberations, the Board received an oral presentation from representatives of the Adviser and discussed the materials with the
Adviser, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) and, as necessary, with the Trust’s administrator. The Independent Trustees also met in executive session with Independent Legal
Counsel while deliberating.
At the June meeting, the Board reviewed, among other matters, the topics discussed below:
Nature, Extent and Quality of Services
Based on written materials received from the Adviser, a presentation from senior representatives of the Adviser, and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services to be provided by the Adviser under the New Agreements. In this regard, the Board considered information regarding, among other things, the experience, qualifications and professional background of the portfolio manager and other personnel at the Adviser with principal responsibility for the investments of the Fund and the Subsidiary; the investment philosophy and decision-making process of those professionals; the capability and integrity of the Adviser’s senior management and staff; and the quality of the Adviser’s services with respect to regulatory compliance.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representation that the firm is financially stable and has the operational capability needed to provide high-quality investment advisory services to the Fund and Subsidiary. Based on the presentation and the materials provided by the Adviser, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund by the Adviser under the New Agreements.
Performance
Recognizing that the Fund is new and has no performance history, the Board did not consider the performance history of the Fund.
Compensation
The Board evaluated the Adviser’s proposed compensation for providing advisory services to the Fund and Subsidiary and analyzed comparative information on “actual” advisory fee rates (i.e., after fee waivers), and actual total expenses of a group of funds identified by Strategic Insight, Inc. (“Strategic Insight”) as having characteristics similar to those of the Fund.
Cost of Services and Profitability
The Board evaluated the Adviser’s proposed compensation for providing advisory services to the Fund and Subsidiary and analyzed comparative information on “actual” advisory fee rates (i.e., after fee waivers), and actual total expenses of a group of funds identified by Strategic Insight, Inc. (“Strategic Insight”) as having characteristics similar to those of the Fund.

SAFEGUARD CORE ONE FUND
ADDITIONAL INFORMATION
June 30, 2023

The Board noted that the Adviser was proposing an initial fee calculated at a rate based on the average daily net assets of the Fund during the first year of the Fund’s operations (the “Initial Fee”), and a different fee in subsequent years that is subject to being adjusted upward or downward (the “Performance Fee”) depending on whether, and to what extent, the total return performance of the Fund exceeds, or is exceeded by, the total return performance of the
Fund’s primary benchmark index plus 7.50% (the “Index Hurdle”).
The Board observed that, with respect to the first year of the Fund’s operations, the Initial Fee and the Fund’s projected total expense ratio were each lower than the median of the fee rates and expense ratios of the funds included in the Strategic Insight peer group. The Board noted that, with respect to subsequent years, the Performance
Fee and resulting total expense ratio were expected to be higher than the median of the fee rates and expense ratios of the funds included in the Strategic Insight peer group, though the actual fee earned by the Adviser would ultimately depend on the Fund’s performance relative to the Index Hurdle.
The Board considered the Adviser’s representation that the Strategic Insight peers were not necessarily the most representative comparison for the Fund due to the unique nature of the Fund’s investment strategy and advisory fee structure, and that such features made it difficult to identify relevant peers. At the Adviser’s request, the Board considered the proposed advisory fee rates and actual total expenses of the Fund as compared to a group of funds identified by the Adviser within the Morningstar options trading universe as having investment strategies more comparable to that of the Fund (the “Comparable Peers”). In that regard, the Board observed that the Fund’s proposed advisory fee and expense ratio arrangements were more in line with those of the Comparable Peers.
In light of the proposed Performance Fee arrangements, the Board considered the maximum and minimum advisory fees that the Adviser could earn, as determined by the performance of the Fund relative to the Index Hurdle, noting that if the Adviser were unable to achieve a level of performance for the Fund higher than the Index Hurdle, the Adviser would not be entitled to receive an advisory fee for the relevant performance period.
The Board further considered that the Adviser had proposed a contractual expense cap on the total expense ratio for the Fund in an effort to ensure that the expenses of the Fund remained competitive. Finally, the Board considered that the Adviser would earn no separate or additional compensation under the Subsidiary Agreement in respect of the services rendered by the Adviser to the Subsidiary.
Based on the foregoing, the Board concluded that the Adviser’s advisory fee rates to be charged to the Fund were reasonable.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the estimated costs of services and its estimated profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the Adviser’s discussion of the anticipated costs and projected profitability of its overall fund activities.
The Board considered that profits to be realized by the Adviser would be a function of the future growth in assets of the Fund and the performance of the Fund relative to the Index Hurdle and concluded that the anticipated costs of the services to be provided and profits to be realized by the Adviser were not a material factor in approving the New
Agreements.
Economies of Scale
The Board evaluated whether the Fund would benefit from any economies of scale. In this respect, the Board considered the proposed fee structure, asset size, and expense cap of the Fund. The Board also considered the Adviser’s representation that it could be difficult for the Fund to achieve economies of scale at and shortly following inception but that economies of scale may be achievable in the future as the Fund’s assets increase. With respect to the Subsidiary, the Board noted
the Adviser’s representation that the Fund would be the sole shareholder of the Subsidiary. Based on the foregoing information, the Board concluded that economies of scale were not a material factor in approving the New Agreements.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it would not benefit in a material way from its relationship with the Fund or Subsidiary. Based on the foregoing representation, the Board

SAFEGUARD CORE ONE FUND
ADDITIONAL INFORMATION
June 30, 2023

concluded that other benefits received by the Adviser from its relationships with the Fund and Subsidiary were not a material factor to consider in approving the New Agreements.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its business judgment, that the advisory arrangements, as outlined in the New Agreements, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Board considered relevant.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (844) 347-2140 and on the SEC website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (844) 347-2140 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund , you incur ongoing costs, including management fees, distribution and/or service (12b-
1) fees (for Investor Shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 through June 30, 2023.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses
Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

SAFEGUARD CORE ONE FUND
ADDITIONAL INFORMATION
June 30, 2023

Beginning
Account Value
January 1, 2023
Ending
Account Value
June 30, 2023
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Institutional Shares
Actual $ 1,000.00 $ 1,043.00 $ 6.33 1.25%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,018.60 $ 6.26 1.25%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365 to reflect the half-year period.

FOR MORE INFORMATION
Investment Adviser
SafeGuard Asset Managment, LLC
307 Stonyhill Drive
Chalfont, PA 18914
www.safeguardam.com
Transfer Agent
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
SafeGuard Core One Fund
P.O. Box 588
Portland, ME 04112
(844) 347-2140
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
222-SAR-0623

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)

Included as part of report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Forum Funds II

By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	August 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	August 31, 2023

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	August 31, 2023